Income Tax - Schedule of Net Deferred Tax Assets (Details)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Deferred tax assets:
Write-down of inventories to net realizable value	¥ 4,660,626	$ 649,275	¥ 10,223,137
Impairment of property, plant and equipment	15,953,770	2,222,532	13,542,899
Losses available for offsetting against future taxable profits	102,196,857	14,237,115	81,220,037
Others	8,042,946	1,120,468	2,951,867
Less: valuation allowance	(102,196,857)	(14,237,115)	(81,220,037)
Total deferred tax assets	28,657,342	3,992,275	26,717,903
Deferred tax liabilities:
Fair value adjustments arising from historical acquisition of subsidiaries	(710,842)	(99,028)	(3,083,714)
Total deferred tax liabilities	(710,842)	(99,028)	(3,083,714)
Net deferred tax assets	¥ 27,946,500	$ 3,893,247	¥ 23,634,189